Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Treasury Stock [Member] shares	Additional Paid-in Capital [Member] CNY (¥) shares	Accumulated other comprehensive income/(loss) [Member] CNY (¥) shares	Accumulated deficit [Member] CNY (¥) shares
Balance at Dec. 31, 2018	¥ (300,791)		¥ 41		¥ 38,831	¥ (740)	¥ (338,923)
Balance (Shares) at Dec. 31, 2018 | shares			1,203,526,000
Preferred shares redemption value accretion	(136,839)				(63,697)		(73,142)
Share-based payment compensation	24,866				24,866
Net loss for the year	(321,535)						(321,535)
Other comprehensive income (loss)	27,980					27,980
Balance at Dec. 31, 2019	(706,319)		¥ 41			27,240	(733,600)
Balance (Shares) at Dec. 31, 2019 | shares			1,203,526,000
Preferred shares redemption value accretion	(285,668)				(169,359)		(116,309)
Share-based payment compensation	169,359				169,359
Deemed dividend on modification on preferred shares	(67,975)						(67,975)
Deemed dividend upon issuance of warrants	(90,268)						(90,268)
Net loss for the year	(663,869)						(663,869)
Other comprehensive income (loss)	(12,284)					(12,284)
Balance at Dec. 31, 2020	(1,657,024)		¥ 41			14,956	(1,672,021)
Balance (Shares) at Dec. 31, 2020 | shares			1,203,526,000
Preferred shares redemption value accretion	(152,287)	$ (23,897)	¥ 0		(63,752)	0	(88,535)
Share-based payment compensation	283,291		0		283,291	0	0
Issuance of ordinary shares, net of issuance cost of RMB28,233 upon initial public offering	2,133,437		¥ 10		2,133,427
Issuance of ordinary shares, net of issuance cost of RMB28,233 upon initial public offering (Shares) | shares			300,000,000
Conversion of convertible redeemable preferred shares upon initial public offering	4,989,623		¥ 83		4,989,540
Conversion of convertible redeemable preferred shares upon initial public offering (Shares) | shares			2,437,739,290
Share repurchase	(16,546)				(16,546)
Share repurchase (Shares) | shares				(13,606,230)
Exercise of share options	3,460				3,460
Net loss for the year	(1,574,080)	(247,007)	¥ 0		0	0	(1,574,080)
Exercise of share options (Shares) | shares			15,142,550
Other comprehensive income (loss)	(36,448)		¥ 0		¥ 0	¥ (36,448)	¥ 0
Balance at Dec. 31, 2021	¥ 3,973,426	$ 623,517	¥ 134
Balance (Shares) at Dec. 31, 2021 | shares	3,973,426	3,973,426	3,956,407,840	(13,606,230)	7,329,420	(21,492)	(3,334,636)